UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

TEMPLETON DEVELOPING MARKETS TRUST

Statement of Investments, September 30, 2018 (unaudited)
	Industry	Shares	Value

Common Stocks 94.9%
Argentina 0.0%†
[a] Cablevision Holding SA, GDR	Media	50,168	$401,344
Brazil 1.6%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	641,200	4,386,900
B3 SA - Brasil Bolsa Balcao	Capital Markets	1,089,800	6,298,644
M. Dias Branco SA	Food Products	591,300	5,752,787
Mahle-Metal Leve SA	Auto Components	550,300	3,296,064
Totvs SA	Software	577,100	3,577,743
			23,312,138
Cambodia 1.3%
NagaCorp Ltd	Hotels, Restaurants & Leisure	17,932,000	18,782,840
China 23.5%
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	362,492	59,724,182
BAIC Motor Corp. Ltd., H	Automobiles	5,961,900	4,774,973
[a] Baidu Inc., ADR	Interactive Media & Services	41,254	9,433,965
Brilliance China Automotive Holdings Ltd	Automobiles	40,600,400	65,657,250
China Construction Bank Corp., H	Banks	23,092,200	20,176,233
China Mobile Ltd	Wireless Telecommunication Services	2,790,859	27,503,787
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	18,858,392	18,885,974
CNOOC Ltd	Oil, Gas & Consumable Fuels	9,468,200	18,746,396
COSCO Shipping Ports Ltd	Transportation Infrastructure	4,420,919	4,862,217
Dah Chong Hong Holdings Ltd	Distributors	7,473,500	2,911,673
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,179,802	1,415,762
NetEase Inc., ADR	Entertainment	32,923	7,514,675
Ping An Bank Co. Ltd., A	Banks	10,797,338	17,369,805
Ping An Insurance Group Co. of China Ltd., A	Insurance	1,941,863	19,365,340
Poly Culture Group Corp. Ltd., H.	Entertainment	984,800	1,242,864
Tencent Holdings Ltd	Interactive Media & Services	988,095	40,793,289
Uni-President China Holdings Ltd	Food Products	9,916,300	10,576,812
Weifu High-Technology Co. Ltd., B	Auto Components	1,348,863	2,658,597
			333,613,794
Czech Republic 0.4%
Moneta Money Bank AS	Banks	1,701,603	6,264,181
Hong Kong 0.9%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	640,862	5,767,758
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	4,303,400	6,816,353
			12,584,111
Hungary 0.9%
Richter Gedeon Nyrt	Pharmaceuticals	718,019	13,432,723
India 6.6%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	197,008	8,405,104
Biocon Ltd	Biotechnology	1,556,334	14,838,940
Coal India Ltd	Oil, Gas & Consumable Fuels	1,066,780	3,917,117
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	1,138,844	9,928,565
ICICI Bank Ltd	Banks	8,171,501	34,433,901
Infosys Ltd	IT Services	1,031,262	10,383,021
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	177,252	3,075,081
Tata Chemicals Ltd	Chemicals	689,000	6,579,280
[a] Tata Motors Ltd., A	Automobiles	1,727,029	2,775,965
			94,336,974

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares		Value
Common Stocks (continued)
Indonesia 2.9%
Astra International Tbk PT	Automobiles	41,999,100		$20,715,592
Bank Danamon Indonesia Tbk PT.	Banks	24,485,600		11,830,777
Semen Indonesia (Persero) Tbk PT	Construction Materials	11,931,200		7,946,660
				40,493,029
Kenya 0.3%
Equity Group Holdings Ltd	Banks	10,013,923		3,973,779
Macau 0.9%
Sands China Ltd	Hotels, Restaurants & Leisure	2,899,200		13,128,439
Mexico 2.3%
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santander, ADR	Banks	3,706,457		28,762,106
Nemak SAB de CV	Auto Components	5,984,291		4,505,834
				33,267,940
Nigeria 0.0%†
Nigerian Breweries PLC.	Beverages	677,413		169,992
Pakistan 0.6%
Habib Bank Ltd	Banks	6,343,100		7,750,197
Peru 1.5%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	1,257,150		16,858,381
[b] Intercorp Financial Services Inc., Reg S	Banks	123,460		4,938,400
				21,796,781
Philippines 0.2%
BDO Unibank Inc	Banks	1,411,517		3,132,927
Security Bank Corp	Banks	6,300		17,975
				3,150,902
Russia 6.7%
Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	1,492,646		7,463,230
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	350,812		26,907,280
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	510,466		13,792,791
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	168,800		2,920,240
Sberbank of Russia PJSC, ADR	Banks	1,950,337		24,730,273
[a] Yandex NV, A	Interactive Media & Services	600,167		19,739,493
				95,553,307
Singapore 0.2%
DBS Group Holdings Ltd	Banks	109,798		2,095,406
South Africa 7.1%
Massmart Holdings Ltd	Food & Staples Retailing	1,280,951		9,356,669
MTN Group Ltd	Wireless Telecommunication Services	348,302		2,156,161
Naspers Ltd., N	Media	411,913		88,850,340
				100,363,170
South Korea 16.9%
Daelim Industrial Co. Ltd	Construction & Engineering	153,241		11,402,826
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	599,165		24,235,402
Hankook Tire Co. Ltd	Auto Components	89,556		4,041,940
Hanon Systems	Auto Components	440,744		5,022,667
[a] HDC Hyundai Development Co-Engineering &
Construction	Construction & Engineering	213,626		9,795,562
Hite Jinro Co. Ltd	Beverages	277,870		4,217,927
iMarketKorea Inc	Trading Companies & Distributors	101,896		604,005

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TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Interpark Holdings Corp	Internet & Direct Marketing Retail	613,554	$1,381,816
KT Skylife Co. Ltd	Media	758,178	9,562,175
LG Corp	Industrial Conglomerates	100,845	6,595,511
Naver Corp	Interactive Media & Services	29,308	18,904,128
POSCO	Metals & Mining	66,214	17,566,797
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	2,739,600	114,638,458
SK Hynix Inc	Semiconductors & Semiconductor Equipment	177,310	11,676,376
			239,645,590
Taiwan 12.4%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	1,421,000	15,669,194
CTBC Financial Holding Co. Ltd	Banks	10,910,000	8,235,043
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	7,883,100	3,896,966
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	9,785,240	25,433,724
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	55,900	6,668,521
Pegatron Corp	Technology Hardware, Storage & Peripherals	2,514,300	5,041,637
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	1,929,000	3,092,503
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	12,483,000	107,537,905
			175,575,493
Thailand 3.7%
Kasikornbank PCL, fgn	Banks	2,502,700	16,886,060
Kiatnakin Bank PCL, fgn	Banks	4,178,300	9,731,262
Land and Houses PCL, fgn	Real Estate Management & Development	16,870,500	6,004,666
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	832,400	3,993,253
Siam Commercial Bank PCL, fgn	Banks	1,268,000	5,847,478
Thai Beverage PCL, fgn	Beverages	20,825,900	10,358,870
			52,821,589
United Kingdom 3.1%
Unilever PLC	Personal Products	793,200	43,592,422
United States 0.9%
[a] IMAX Corp	Entertainment	496,531	12,810,500
Total Common Stocks (Cost $998,355,352)			1,348,916,641

Participatory Notes (Cost $6,581,125) 0.6%
Saudi Arabia 0.6%
HSBC Bank PLC, Saudi Basic Industries Corp., 1/19/21	Chemicals	242,906	8,005,862
Preferred Stocks 3.2%
Brazil 3.2%
[c] Banco Bradesco SA, 5.175%, ADR, pfd	Banks	2,984,062	21,127,159
[c] Itau Unibanco Holding SA, 8.824%, ADR, pfd	Banks	2,251,773	24,724,467
Total Preferred Stocks (Cost $25,487,069)			45,851,626
Total Investments before Short Term
Investments (Cost $1,030,423,546)			1,402,774,129

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TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Short Term Investments (Cost $18,210,890) 1.3%

Money Market Funds 1.3%
United States 1.3%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.69% .	18,210,890	$18,210,890
Total Investments (Cost $1,048,634,436)
100.0%		1,420,985,019
Other Assets, less Liabilities (0.0)%†		(162,219)
Net Assets 100.0%		$1,420,822,800

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $18,731,191, representing 1.3% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON DEVELOPING MARKETS TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

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TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2018, the Fund had 6.7% of its net assets invested in Russia.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	16,800,410	154,824,610	(153,414,130)	18,210,890	$18,210,890	$226,159	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

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TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments	$1,394,768,267	$—	$—	$1,394,768,267
Participatory Notes	—	8,005,862	—	8,005,862
Short Term Investments	18,210,890	—	—	18,210,890
Total Investments in Securities	$1,412,979,157	$8,005,862	$—	$1,420,985,019

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and preferred stocks.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Fund and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Fund. As a result, a material weakness exists at period end for the Templeton Developing Markets Trust. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After September 30, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By __/s/Matthew T. Hinkle____

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

By _/s/ Rober G. Kubilis__

      Robert G. Kubilis

      Chief Financial Officer and Chief Accounting Officer

Date November 27, 2018